Financial instruments - additional disclosures (Details 10) $ in Millions, € in Billions, ¥ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Jun. 01, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of derivative financial instruments [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ (19)	$ (63)
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets	During 2024, there were two transfers of equity securities from Level 3 to Level 1 for USD 19 million (2023: USD 63 million), due to the Initial Public Offering of the invested company or lift of certain restrictions.
Amount of change in OCI when most significant parameters for level 3 change more than 10%	$ 141
Amount of change in OCI when POS for level 3 change more than 10%	135
Fair value of other financial assets sold	95	279
Long-term financial debt with a carrying amount	$ 1,900	2,000	€ 1.8				€ 1.8
Maximum margin percentage impact of commodity price change	10.00%
Maximum holding in unrelated company	5.00%
Unrealized income was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge	$ 91	(50)
Borrowings credit facility committed	6,000
Net loss/gain recorded on equity securities and fund investments at fair value through the consolidated income statement	91	136
Fair value of fund investments and equity securities	1,100	1,800
Net investment hedge recognized in the consolidated income statement	0	8
US commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	9,000
Borrowings commercial paper amount outstanding	$ 3,500	$ 3,000
Weighted average interest rate	4.50%	5.40%
JP commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 1,000			¥ 150
Borrowings commercial paper amount outstanding	$ 600	$ 300
Weighted average interest rate	0.50%	0.10%
Replacement of credit facility with a syndicate of banks [member]
Disclosure of derivative financial instruments [line items]
Borrowings credit facility committed					$ 6,000	$ 6,000
Largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	9.60%	8.30%
Second largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	7.90%	7.50%
Third largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	7.70%	7.40%